As filed with the Securities and Exchange Commission on March 2, 1998
                                                        Registration No. 2-85229
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               -------------------
                                    FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
        Pre-Effective Amendment No. o Post-Effective Amendment No. 1 /X/
                        (Check appropriate box or boxes)
                         Neuberger & Berman Income Funds
               (Exact name of registrant as specified in charter)
                                605 Third Avenue
                          NEW YORK, NEW YORK 10158-0180
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                         Theodore P. Giuliano, President
                         Neuberger & Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
             (Names and Addresses of Agents for Service of Process)

         It is proposed that this filing will become effective immediately upon filing pursuant to rule 485(b) under the Securities Act of 1933.

         For the new shares of Neuberger & Berman Limited Maturity Bond Fund, the date of the public offering is February 27, 1998. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest. No filing fee is due because of Registrant's reliance on Section 24(f).

         Neuberger & Berman Income Funds is a "master/feeder fund." This Registration Statement includes signature pages for the master fund, Income Managers Trust, and appropriate officers and trustees thereof.

                         NEUBERGER & BERMAN INCOME FUNDS

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


         This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Neuberger & Berman Limited Maturity Bond Fund
---------------------------------------------

         Part C - Other Information

Signature Pages

Exhibits


         The sole purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14. Pursuant to SEC staff instructions, Parts A and B to this Registration Statement are incorporated by reference to Registrant's Registration Statement on Form N-14, File No. 2-85229, Edgar Accession No. 0000898432-97-000540.

                         NEUBERGER & BERMAN INCOME FUNDS


                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification.
-------  ----------------


         A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

         Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Section 9 of the Management Agreement between Income Managers Trust ("Managers Trust") and Neuberger and Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any series of Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a

Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or a Portfolio or its interestholders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

         Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman") with respect to Managers Trust provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to liability for any act or omission or any loss suffered by any Portfolio or its interestholders in connection with the matters to which the Agreement relates.

         Section 12 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that N&B Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that N&B Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) N&B Management's failure to comply with the terms of the Agreement; or (ii) N&B Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

         Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 16. Exhibits.
-------- ----------

                Exhibit
                Number             Description
                ------             -----------
                (1)                (a)      Certificate of Trust. Incorporated by Reference to Post-Effective
                                            Amendment No. 21 to  Registrant's  Registration  Statement,  File
                                            Nos.    2-85229    and    811-3802,     EDGAR    Accession    No.
                                            0000898432-96-000117.

                                   (b)      Trust Instrument of Neuberger & Berman Income Funds. Incorporated
                                            by Reference to  Post-Effective  Amendment No. 21 to Registrant's
                                            Registration  Statement,  File Nos.  2-85229 and 811-3802,  EDGAR
                                            Accession No. 0000898432-96-000117.

                                   (c)      Schedule A - Current  Series of Neuberger & Berman  Income Funds.
                                            Incorporated by Reference to Registrant's Registration Statement,
                                            Post-Effective  Amendment No. 25, File Nos. 2-85229 and 811-3802,
                                            EDGAR Accession No. 0000898432-98-000246.


                                       C-3

                (2)                By-Laws of Neuberger & Berman Income Funds.  Incorporated  by Reference to
                                   Post-Effective  Amendment No. 21 to Registrant's  Registration  Statement,
                                   File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-000117.

                (3)                Voting Trust Agreement. None.

                (4)                Plan of  Reorganization  and  Termination.  Incorporated  by  Reference to
                                   Registrant's  Registration Statement on Form N-14, File No. 2-85229, EDGAR
                                   Accession No. 0000898432-97-000540.

                (5)                (a)      Trust Instrument of Neuberger & Berman Income Funds, Articles IV,
                                            V, and VI. Incorporated by Reference to Post-Effective  Amendment
                                            No. 21 to Registrant's  Registration Statement, File Nos. 2-85229
                                            and 811-3802, EDGAR Accession No. 0000898432-96-00017.

                                   (b)      By-Laws of Neuberger & Berman Income  Funds,  Articles V, VI, and
                                            VIII.  Incorporated by Reference to Post-Effective  Amendment No.
                                            21 to Registrant's  Registration Statement, File Nos. 2-85229 and
                                            811-3802, EDGAR Accession No. 0000898432-96-00017.

                (6)               (a)       (i)      Management  Agreement  Between Income Managers Trust and
                                                     Neuberger & Berman Management Incorporated. Incorporated
                                                     by  Reference  to  Post-Effective  Amendment  No.  21 to
                                                     Registrant's  Registration Statement,  File Nos. 2-85229
                                                     and 811-3802, EDGAR Accession No. 0000898432-96-00017.

                                            (ii)     Schedule  A  -  Portfolios  of  Income   Managers  Trust
                                                     Currently   Subject   to   the   Management   Agreement.
                                                     Incorporated by Reference to  Registrant's  Registration
                                                     Statement,  Post-Effective  Amendment  No. 25, File Nos.
                                                     2-85229    and    811-3802,    EDGAR    Accession    No.
                                                     0000898432-98-000246.



                                       C-4

                                            (iii)    Schedule  B  -  Schedule  of   Compensation   under  the
                                                     Management  Agreement.   Incorporated  by  Reference  to
                                                     Registrant's   Registration  Statement,   Post-Effective
                                                     Amendment No. 25, File Nos. 2-85229 and 811-3802,  EDGAR
                                                     Accession No. 0000898432-98-000246.

                                   (b)      (i)      Sub-Advisory   Agreement   Between  Neuberger  &  Berman
                                                     Management  Incorporated  and  Neuberger & Berman,  L.P.
                                                     with respect to Income Managers  Trust.  Incorporated by
                                                     Reference  to   Post-Effective   Amendment   No.  21  to
                                                     Registrant's  Registration Statement,  File Nos. 2-85229
                                                     and 811-3802, EDGAR Accession No. 0000898432-96-00017.

                                            (ii)     Schedule  A  -  Portfolios  of  Income   Managers  Trust
                                                     Currently   Subject  to  the   Sub-Advisory   Agreement.
                                                     Incorporated by Reference to  Registrant's  Registration
                                                     Statement,  Post-Effective  Amendment  No. 25, File Nos.
                                                     2-85229    and    811-3802,    EDGAR    Accession    No.
                                                     0000898432-98-000246.

                                            (iii)    Substitution   Agreement   Among   Neuberger   &  Berman
                                                     Management   Incorporated,    Income   Managers   Trust,
                                                     Neuberger & Berman,  L.P., and Neuberger & Berman,  LLC.
                                                     Incorporated  by Reference to  Post-Effective  Amendment
                                                     No. 23 to Registrant's Registration Statement, File Nos.
                                                     2-85229    and    811-3802;    EDGAR    Accession    No.
                                                     0000898432-96-000117.

                (7)                (a)      Distribution  Agreement  between  Neuberger & Berman Income Funds and Neuberger & Berman Management  Incorporated.  Incorporated by
                                            Reference  to  Post-Effective  Amendment  No. 21 to  Registrant's
                                            Registration  Statement,  File Nos.  2-85229 and 811-3802,  EDGAR
                                            Accession No. 0000898432-96-00017.



                                       C-5

                                   (b)      Schedule A - Series of Neuberger & Berman Income Funds  Currently
                                            Subject to the Distribution Agreement.  Incorporated by Reference
                                            to Registrant's Registration Statement,  Post-Effective Amendment
                                            No. 25,  File Nos.  2-85229 and  811-3802,  EDGAR  Accession  No.
                                            0000898432-98-000246.

                (8)                Bonus, Profit Sharing or Pension Plans. None.

                (9)                (a)      Custodian  Contract  Between  Neuberger & Berman Income Funds and
                                            State Street Bank and Trust Company. Incorporated by Reference to
                                            Post-Effective  Amendment  No.  21 to  Registrant's  Registration
                                            Statement,  File Nos.  2-85229 and 811-3802,  EDGAR Accession No.
                                            0000898432-96-00017.

                                   (b)      Agreement  between  Neuberger  & Berman  Income  Funds  and State
                                            Street  Bank and Trust  Company  Adding  Neuberger  & Berman High
                                            Yield Bond Fund as a Series  Governed by the Custodian  Contract.
                                            Incorporated by Reference to Registrant's Registration Statement,
                                            Post-Effective  Amendment No. 25, File Nos. 2-85229 and 811-3802,
                                            EDGAR Accession No. 0000898432-98-000246.

                                   (c)      Schedule   of   Compensation   under  the   Custodian   Contract.
                                            Incorporated by Reference to  Post-Effective  Amendment No. 23 to
                                            Registrant's   Registration  Statement,  File  Nos.  2-85229  and
                                            811-3802; EDGAR Accession No. 0000898432-96-000117.

                (10)               (a)   Plan Pursuant to Rule 12b-1.  None.

                                   (b)   Plan Pursuant to Rule 18f-3.  None.

                (11)               Opinion and Consent of  Kirkpatrick & Lockhart LLP on Securities  Matters.
                                   Incorporated by Reference to Registrant's  Registration  Statement on Form
                                   N-14, File No. 2-85229, EDGAR Accession No. 0000898432-97-000540.

                (12)               Opinion and Consent of  Kirkpatrick & Lockhart LLP  Regarding  Certain Tax
                                   Matters. Filed Herewith.



                                       C-6

                (13)               (a)      (i)      Transfer  Agency  Agreement  Between  Neuberger & Berman
                                                     Income  Funds and State  Street Bank and Trust  Company.
                                                     Incorporated  by Reference to  Post-Effective  Amendment
                                                     No. 21 to Registrant's Registration Statement, File Nos.
                                                     2-85229    and    811-3802,    EDGAR    Accession    No.
                                                     0000898432-96-00017.

                                            (ii)     Agreement  between  Neuberger & Berman  Income Funds and
                                                     State Street Bank and Trust Company  Adding  Neuberger &
                                                     Berman High Yield Bond Fund as a Series  Governed by the
                                                     Transfer Agency Agreement.  Incorporated by Reference to
                                                     Registrant's   Registration  Statement,   Post-Effective
                                                     Amendment No. 25, File Nos. 2-85229 and 811-3802,  EDGAR
                                                     Accession No. 0000898432-98-000246.

                                            (iii)    First Amendment to Transfer Agency and Service Agreement
                                                     between Neuberger & Berman Income Funds and State Street
                                                     Bank and Trust  Company.  Incorporated  by  Reference to
                                                     Post-Effective   Amendment   No.   21  to   Registrant's
                                                     Registration Statement,  File Nos. 2-85229 and 811-3802,
                                                     EDGAR Accession No. 0000898432-96-00017.

                                            (iv)     Schedule  of  Compensation  under  the  Transfer  Agency
                                                     Agreement.  Incorporated  by Reference to Post Effective
                                                     Amendment No. 23 to Registrant's Registration Statement,
                                                     File Nos.  2-85229 and  811-3802,  EDGAR  Accession  No.
                                                     0000898432-96-000117.

                                   (b)      (i)      Administration  Agreement  Between  Neuberger  &  Berman
                                                     Income   Funds  and   Neuberger   &  Berman   Management
                                                     Incorporated.     Incorporated     by    Reference    to
                                                     Post-Effective   Amendment   No.   21  to   Registrant's
                                                     Registration Statement,  File Nos. 2-85229 and 811-3802,
                                                     EDGAR Accession No. 0000898432-96-00017.



                                       C-7

                                            (ii)     Schedule A - Series of  Neuberger & Berman  Income Funds
                                                     Currently  Subject  to  the  Administration   Agreement.
                                                     Incorporated by Reference to  Registrant's  Registration
                                                     Statement,  Post-Effective  Amendment  No. 25, File Nos.
                                                     2-85229    and    811-3802,    EDGAR    Accession    No.
                                                     0000898432-98-000246.

                                            (iii)    Schedule  B  -  Schedule  of   Compensation   Under  the
                                                     Administration  Agreement.  Incorporated by Reference to
                                                     Post-Effective   Amendment   No.   21  to   Registrant's
                                                     Registration Statement,  File Nos. 2-85229 and 811-3802,
                                                     EDGAR Accession No. 0000898432-96-00017.

                (14)               Other  Opinions,  Appraisals,  Rulings  and  Consents.  Consent of Ernst &
                                   Young,  LLP,  Independent  Auditors.   Previously  Filed  in  Registrant's
                                   Registration Statement on Form N-14, File No. 2-85229, EDGAR Accession No.
                                   0000898432-97-000540.

                (15)               Financial Statements Omitted from Part B. None.

                (16)               Powers  of  Attorney  Pursuant  to Which the Name of Any  Person  Has Been
                                   Signed  to  the  Registration  Statement.  Incorporated  by  Reference  to
                                   Registrant's  Registration Statement on Form N-14, File No. 2-85229, EDGAR
                                   Accession No. 0000898432-97-000540.

                (17)               Additional Exhibits. None.

                (27)               Financial  Data  Schedules.  Filed Herewith.


Item 17. Undertakings

                      (1) Registrant hereby agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1993, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                      (2) Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, INCOME MANAGERS TRUST has duly caused Post-Effective Amendment No. 1 to the Registration Statement of Neuberger & Berman Income Funds on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 2nd day of March, 1998.

                              INCOME MANAGERS TRUST


                              By:   /s/ Theodore P. Giuliano*
                                    --------------------------
                                    Theodore P. Giuliano
                                    President

         Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated.

Signature                       Title                                      Date
---------                       -----                                      ----


/s/ John Cannon*               Trustee                           March 2, 1998
-------------------------
John Cannon


/s/ Stanley Egener*            Chairman of the Board,            March 2, 1998
-------------------------         Chief Executive Officer
Stanley Egener                    and Trustee


/s/ Theodore P. Giuliano*      President and Trustee             March 2, 1998
-------------------------
Theodore P. Giuliano


/s/ Barry Hirsch*              Trustee                           March 2, 1998
-------------------------
Barry Hirsch


/s/ Robert A. Kavesh*          Trustee                           March 2, 1998
 -------------------------
Robert A. Kavesh

Signature                       Title                                      Date
---------                       -----                                      ----


/s/ William E. Rulon*          Trustee                           March 2, 1998
--------------------------
William E. Rulon


/s/ Candace L. Straight*       Trustee                           March 2, 1998
--------------------------
Candace L. Straight


/s/ Richard Russell*           Treasurer and                     March 2, 1998
--------------------------       Principal Accounting Officer
Richard Russell


/s/ Michael J. Weiner*         Vice President and                March 2, 1998
 -------------------------       Principal Financial Officer
Michael J. Weiner


*  (signed pursuant to a Power of Attorney dated September 24, 1997 by
                                                       /s/ Arthur C. Delibert)
                                                      ------------------------
                                                           Arthur C. Delibert

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, NEUBERGER & BERMAN INCOME FUNDS has duly caused Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 2nd day of March, 1998.

                         NEUBERGER & BERMAN INCOME FUNDS


                           By:   /s/ Theodore P. Giuliano*
                                 Theodore P. Giuliano
                                 President

         Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated.

Signature                      Title                                      Date
---------                      -----                                      ----

/s/ John Cannon*               Trustee                           March 2, 1998
-------------------------
John Cannon


/s/ Stanley Egener*            Chairman of the Board,            March 2, 1998
-------------------------        Chief Executive Officer
Stanley Egener                   and Trustee


/s/ Theodore P. Giuliano*      President and Trustee             March 2, 1998
-------------------------
Theodore P. Giuliano


/s/ Barry Hirsch*              Trustee                           March 2, 1998
-------------------------
Barry Hirsch


/s/Robert A. Kavesh*           Trustee                           March 2, 1998
-------------------------
Robert A. Kavesh

Signature                      Title                                      Date
---------                      -----                                      ----


/s/ William E. Rulon*          Trustee                           March 2, 1998
---------------------
William E. Rulon


/s/ Candace L. Straight*       Trustee                           March 2, 1998
------------------------
Candace L. Straight


/s/ Richard Russell*           Treasurer and                     March 2, 1998
--------------------             Principal Accounting Officer
Richard Russell


/s/ Michael J. Weiner*         Vice President and                March 2, 1998
----------------------           Principal Financial Officer
Michael J. Weiner



* (signed  pursuant to a Power of  Attorney  dated  September  24, 1997 by
                                                          /s/Arthur C. Delibert)
                                                       ------------------------
                                                             Arthur C. Delibert

                         NEUBERGER & BERMAN INCOME FUNDS


                                INDEX TO EXHIBITS

                                                                                                        Sequentially
 Exhibit                                                                                                 Numbered
 Number                                Description                                                         Page
 ------                                -----------                                                         ----

 (1)                (a)      Certificate of Trust.  Incorporated by Reference to                           N.A.
                             Post-Effective Amendment No. 21 to Registrant's Registration
                             Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No.
                             0000898432-96-00017.

                    (b)      Trust Instrument of Neuberger & Berman Income Funds.                          N.A.
                             Incorporated by Reference to Post-Effective Amendment No. 21 to
                             Registrant's Registration Statement, File Nos. 2-85229 and
                             811-3802, EDGAR Accession No. 0000898432-96-00017.

                    (c)      Schedule A - Current Series of Neuberger & Berman Income Funds.               N.A.
                             Incorporated by Reference to Registrant's Registration
                             Statement, Post-Effective Amendment No. 25, File Nos. 2-85229
                             and 811-3802, EDGAR Accession No. 0000898432-98-000246.

 (2)                By-Laws of Neuberger & Berman Income Funds.  Incorporated by Reference to              N.A.
                    Post-Effective Amendment No. 21 to Registrant's Registration Statement,
                    File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-00017.

 (3)                Voting Trust Agreement.  None.                                                         N.A.

 (4)                Plan of Reorganization and Termination.  Incorporated by Reference to                  N.A.
                    Registrant's Registration Statement on Form N-14, File No.
                    2-85229, EDGAR Accession No. 0000898432-97-000540.

 (5)                (a)      Trust Instrument of Neuberger & Berman Income Funds, Articles                 N.A.
                             IV, V, and VI.  Incorporated by Reference to Post-Effective
                             Amendment No. 21 to Registrant's Registration Statement, File
                             Nos. 2-85229 and 811-3802, EDGAR Accession No.
                             0000898432-96-00017.



                                                     1



 Exhibit                                                                                                 Numbered
 Number                                Description                                                         Page
 ------                                -----------                                                         ----

                    (b)      By-Laws of Neuberger & Berman Income Funds, Articles V, VI, and               N.A.
                             VIII.  Incorporated by Reference to Post-Effective Amendment No.
                             21 to Registrant's Registration Statement, File Nos. 2-85229 and
                             811-3802, EDGAR Accession No. 0000898432-96-00017.

 (6)                (a)      (i)      Management Agreement Between Income Managers Trust and               N.A.
                                      Neuberger & Berman Management Incorporated.
                                      Incorporated by Reference to Post-Effective Amendment
                                      No. 21 to Registrant's Registration Statement, File
                                      Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                      0000898432-96-00017.

                             (ii)     Schedule A - Portfolios of Income Managers Trust                     N.A.
                                      Currently Subject to the Management Agreement.
                                      Incorporated by Reference to Registrant's Registration
                                      Statement, Post-Effective Amendment No. 25, File Nos.
                                      2-85229 and 811-3802, EDGAR Accession No.
                                      0000898432-98-000246.

                             (iii)    Schedule B - Schedule of Compensation Under the                      N.A.
                                      Management Agreement. Incorporated by Reference to
                                      Registrant's Registration Statement, Post-Effective
                                      Amendment No. 25, File Nos. 2-85229 and 811-3802, EDGAR
                                      Accession No. 0000898432-98-000246.

                    (b)      (i)      Sub-Advisory Agreement Between Neuberger & Berman                    N.A.
                                      Management Incorporated and Neuberger & Berman, L.P.
                                      with Respect to Income Managers Trust.  Incorporated by
                                      Reference to Post-Effective Amendment No. 21 to
                                      Registrant's Registration Statement, File Nos. 2-85229
                                      and 811-3802, EDGAR Accession No. 0000898432-96-00017.


                                                     2

                                                                                                       Sequentially
 Exhibit                                                                                                 Numbered
 Number                                Description                                                         Page
 ------                                -----------                                                         ----

                             (ii)     Schedule A - Portfolios of Income Managers Trust                     N.A.
                                      Currently Subject to the Sub-Advisory Agreement.
                                      Incorporated by Reference to Registrant's Registration
                                      Statement, Post-Effective Amendment No. 25, File Nos.
                                      2-85229 and 811-3802, EDGAR Accession No.
                                      0000898432-98-000246.

                             (iii)    Substitution Agreement Among Neuberger & Berman                      N.A.
                                      Management Incorporated, Income Managers Trust,
                                      Neuberger & Berman, L.P., and Neuberger & Berman, LLC.
                                      Incorporated by Reference to Post-Effective Amendment
                                      No. 23 to Registrant's Registration Statement, File
                                      Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                      0000898432-96-000117.

 (7)                (a)      Distribution Agreement Between Neuberger & Berman Income Funds                N.A.
                             and Neuberger & Berman Management Incorporated.  Incorporated by
                             Reference to Post-Effective Amendment No. 21 to Registrant's
                             Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR
                             Accession No. 0000898432-96-00017.

                    (b)      Schedule A - Series of Neuberger & Berman Income Funds Currently              N.A.
                             Subject to the Distribution Agreement. Incorporated by Reference
                             to Registrant's Registration Statement, Post-Effective Amendment
                             No. 25, File Nos. 2-85229 and 811-3802, EDGAR Accession No.
                             0000898432-98-000246.

 (8)                Bonus, Profit Sharing or Pension Plans.  None.                                         N.A.

 (9)                (a)      Custodian Contract Between Neuberger & Berman Income Funds and                N.A.
                             State Street Bank and Trust Company.  Incorporated by Reference
                             to Post-Effective Amendment No. 21 to Registrant's Registration
                             Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No.
                             0000898432-96-00017.

                                                     3


                                                                                                       Sequentially
 Exhibit                                                                                                 Numbered
 Number                                Description                                                         Page
 ------                                -----------                                                         ----

                    (b)      Agreement between Neuberger & Berman Income Funds and State                   N.A.
                             Street Bank and Trust Company Adding Neuberger & Berman High
                             Yield Bond Fund as a Series Governed by the Custodian Contract.
                             Incorporated by Reference to Registrant's Registration
                             Statement, Post-Effective Amendment No. 25, File Nos. 2-85229
                             and 811-3802, EDGAR Accession No. 0000898432-98-000246.

                    (c)      Schedule of Compensation under the Custodian Contract.                        N.A.
                             Incorporated by Reference to Post-Effective Amendment No. 23 to
                             Registrant's Registration Statement, File Nos. 2-85229 and
                             811-3802, EDGAR Accession No. 0000898432-96-000117.

 (10)               (a)     Plan Pursuant to Rule 12b-1.  None.                                            N.A.

                    (b)     Plan Pursuant to Rule 18f-3. None.

 (11)               Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters.               N.A.
                    Incorporated by Reference to Registrant's Registration Statement on Form
                    N-14, File No. 2-85229, EDGAR Accession No. 0000898432-97-000540.

 (12)               Opinion and Consent of Kirkpatrick & Lockhart LLP Regarding Certain Tax                ____
                    Matters. Filed herewith.

 (13)               (a)      (i)      Transfer Agency Agreement Between Neuberger & Berman                 N.A.
                                      Income Funds and State Street Bank and Trust Company.
                                      Incorporated by Reference to Post-Effective Amendment
                                      No. 21 to Registrant's Registration Statement, File
                                      Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                      0000898432-96-00017.



                                                     4


                                                                                                       Sequentially
 Exhibit                                                                                                 Numbered
 Number                                Description                                                         Page
 ------                                -----------                                                         ----

                             (ii)     Agreement between Neuberger & Berman Income Funds and                N.A.
                                      State Street Bank and Trust Company adding Neuberger &
                                      Berman High Yield Bond Fund as a Series Governed by the
                                      Transfer Agency Agreement. Incorporated by Reference to
                                      Registrant's Registration Statement, Post-Effective
                                      Amendment No. 25, File Nos. 2-85229 and 811-3802, EDGAR
                                      Accession No. 0000898432-98-000246.

                             (iii)    First Amendment to Transfer Agency and Service                       N.A.
                                      Agreement between Neuberger & Berman Income Funds and
                                      State Street Bank and Trust Company.  Incorporated by
                                      Reference to Post-Effective Amendment No. 21 to
                                      Registrant's Registration Statement, File Nos. 2-85229
                                      and 811-3802, EDGAR Accession No. 0000898432-96-00017.

                             (iv)     Schedule of Compensation under the Transfer Agency                   N.A.
                                      Agreement. Incorporated by Reference to Post-Effective
                                      Amendment No. 23 to Registrant's Registration
                                      Statement, File Nos. 2-85229 and 811-3802, EDGAR
                                      Accession No. 0000898432-96-000117.

                    (b)      (i)      Administration Agreement Between Neuberger & Berman                  N.A.
                                      Income Funds and Neuberger & Berman Management
                                      Incorporated.  Incorporated by Reference to
                                      Post-Effective Amendment No. 21 to Registrant's
                                      Registration Statement, File Nos. 2-85229 and 811-3802,
                                      EDGAR Accession No. 0000898432-96-00017.

                             (ii)     Schedule A - Series of Neuberger & Berman Income Funds               N.A.
                                      Currently Subject to the Administration Agreement.
                                      Incorporated by Reference to Registrant's Registration
                                      Statement, Post-Effective Amendment No. 25, File Nos.
                                      2-85229 and 811-3802, EDGAR Accession No.
                                      0000898432-98-000246.



                                                     5

                                                                                                       Sequentially
 Exhibit                                                                                                 Numbered
 Number                                Description                                                         Page
 ------                                -----------                                                         ----

                             (iii)    Schedule B - Schedule of Compensation Under the                      N.A.
                                      Administration Agreement.  Incorporated by Reference to
                                      Post-Effective Amendment No. 21 to Registrant's
                                      Registration Statement, File Nos. 2-85229 and 811-3802,
                                      EDGAR Accession No. 0000898432-96-00017.

 (14)               Other Opinions, Appraisals, Rulings And Consents.  Consent of Ernst &                  N.A.
                    Young, LLP, Independent Auditors.  Previously filed in Registrant's
                    Registration Statement on Form N-14, File No. 2-85229, EDGAR Accession
                    No. 0000898432-97-000540.

 (15)               Financial Statements Omitted from Part B.  None.

 (16)               Powers of Attorney Pursuant to Which the Name of Any Person Has Been                   N.A.
                    Signed to the Registration Statement.  Incorporated by Reference to
                    Registrant's Registration Statement on Form N-14, File No. 2-85229, EDGAR
                    Accession No. 0000898432-97-000540.

 (17)               Additional Exhibits.  None.                                                            N.A.

 (27)               Financial Data Schedules.  Filed Herewith.                                             ____


                                      6